Condensed Consolidating Statement of Condition (Detail) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Assets
Cash And Due From Banks		$ 362,394		$ 363,674
Money market investments		2,890,217		2,180,092
Trading account securities, at fair value		59,805		71,659
Investment securities available-for-sale, at fair value		8,209,806	[1]	6,062,992	[2]
Investment securities held-to-maturity, at amortized cost		98,101	[3]	100,903	[4]
Other investment securities, at lower of cost or realizable value		167,818		172,248
Investment in subsidiaries		0		0
Loans held-for-sale, at lower of cost or fair value		88,821		137,000
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		22,895,172		22,453,813
Loans covered under loss-sharing agreements with the FDIC		572,878		646,115
Less - Unearned income		121,425		107,698
Allowance for loan losses		540,651		537,111		$ 601,792
Total loans held-in-portfolio, net		22,805,974		22,455,119
FDIC loss-share asset		69,334		310,221
Premises and equipment, net		543,981		502,611
Accrued income receivable		138,042		124,234
Mortgage servicing assets, at fair value		196,889		211,405		148,694
Other assets		2,145,510		2,193,162
Goodwill		627,294		626,388		465,676
Other intangible assets		45,050		58,109
Total assets		38,661,609		35,761,733		33,086,771
Deposits:
Non-interest bearing		6,980,443		6,401,515
Interest bearing		23,515,781		20,808,208
Total deposits		30,496,224		27,209,723
Federal funds purchased and assets sold under agreements to repurchase		479,425		762,145
Other short-term borrowings		1,200		1,200
Notes payable		1,574,852		1,662,508
Other liabilities		911,951		1,019,018
Liabilities from discontinued operations		0		1,815
Total liabilities		33,463,652		30,656,409
Stockholders' equity:
Preferred stock		50,160		50,160
Common stock		1,040		1,038
Surplus		4,255,022		4,229,156
Retained Earnings (Accumulated Deficit)		1,220,307		1,087,957
Treasury stock		(8,286)		(6,101)
Accumulated other comprehensive (loss) income, net of tax		(320,286)		(256,886)		(229,872)
Total stockholders' equity		5,197,957		5,105,324		$ 4,267,382	$ 4,626,150
Total liabilities and stockholders' equity		38,661,609		35,761,733
Elimination
Assets
Cash And Due From Banks		(48,081)		(24,844)
Money market investments		(267,063)		(285,930)
Trading account securities, at fair value		(132)		0
Investment securities available-for-sale, at fair value		0		0
Investment securities held-to-maturity, at amortized cost		0		0
Other investment securities, at lower of cost or realizable value		0		0
Investment in subsidiaries		(7,427,738)		(7,328,837)
Loans held-for-sale, at lower of cost or fair value		0		0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		0		0
Loans covered under loss-sharing agreements with the FDIC		0		0
Less - Unearned income		0		0
Allowance for loan losses		0		0
Total loans held-in-portfolio, net		0		0
FDIC loss-share asset		0		0
Premises and equipment, net		0		0
Accrued income receivable		(90)		(36)
Mortgage servicing assets, at fair value		0		0
Other assets		(14,968)		(17,958)
Goodwill		0		0
Other intangible assets		0		0
Total assets		(7,758,072)		(7,657,605)
Deposits:
Non-interest bearing		(48,081)		(24,844)
Interest bearing		(267,063)		(285,930)
Total deposits		(315,144)		(310,774)
Federal funds purchased and assets sold under agreements to repurchase		0		0
Other short-term borrowings		0		0
Notes payable		0		0
Other liabilities		(15,253)		(18,218)
Liabilities from discontinued operations				0
Total liabilities		(330,397)		(328,992)
Stockholders' equity:
Preferred stock		0		0
Common stock		(56,309)		(56,309)
Surplus		(9,819,746)		(9,815,316)
Retained Earnings (Accumulated Deficit)		2,108,578		2,279,265
Treasury stock		(88)		0
Accumulated other comprehensive (loss) income, net of tax		339,890		263,747
Total stockholders' equity		(7,427,675)		(7,328,613)
Total liabilities and stockholders' equity		(7,758,072)		(7,657,605)
Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		180,445		155,231
Non Covered Under Loss Sharing Agreements with FDIC | Elimination
Loans held-in-portfolio:
Other real estate owned		0		0
Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Loans covered under loss-sharing agreements with the FDIC		572,878	[5]	646,115	[6]
Other real estate owned		32,128		36,685
Covered Under Loss Sharing Agreements With FDIC Member | Elimination
Loans held-in-portfolio:
Other real estate owned		0		0
Popular, Inc. Holding Co.
Assets
Cash And Due From Banks		47,783		24,298
Money market investments		252,347		262,204
Trading account securities, at fair value		2,640		2,020
Investment securities available-for-sale, at fair value		0		216
Investment securities held-to-maturity, at amortized cost		0		0
Other investment securities, at lower of cost or realizable value	[7]	9,850		9,850
Investment in subsidiaries		5,609,611		5,539,325
Loans held-for-sale, at lower of cost or fair value		0		0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		1,142		1,176
Loans covered under loss-sharing agreements with the FDIC		0		0
Less - Unearned income		0		0
Allowance for loan losses		2		3
Total loans held-in-portfolio, net		1,140		1,173
FDIC loss-share asset		0		0
Premises and equipment, net		3,067		2,823
Accrued income receivable		112		85
Mortgage servicing assets, at fair value		0		0
Other assets		61,770		54,908
Goodwill		0		0
Other intangible assets		553		554
Total assets		5,988,954		5,897,988
Deposits:
Non-interest bearing		0		0
Interest bearing		0		0
Total deposits		0		0
Federal funds purchased and assets sold under agreements to repurchase		0		0
Other short-term borrowings		0		0
Notes payable		735,600		733,516
Other liabilities		55,309		59,148
Liabilities from discontinued operations				0
Total liabilities		790,909		792,664
Stockholders' equity:
Preferred stock		50,160		50,160
Common stock		1,040		1,038
Surplus		4,246,495		4,220,629
Retained Earnings (Accumulated Deficit)		1,228,834		1,096,484
Treasury stock		(8,198)		(6,101)
Accumulated other comprehensive (loss) income, net of tax		(320,286)		(256,886)
Total stockholders' equity		5,198,045		5,105,324
Total liabilities and stockholders' equity		5,988,954		5,897,988
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		81		532
Popular, Inc. Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned		0		0
PNA Holding Co.
Assets
Cash And Due From Banks		591		600
Money market investments		13,263		23,931
Trading account securities, at fair value		0		0
Investment securities available-for-sale, at fair value		0		0
Investment securities held-to-maturity, at amortized cost		0		0
Other investment securities, at lower of cost or realizable value		4,492		4,492
Investment in subsidiaries		1,818,127		1,789,512
Loans held-for-sale, at lower of cost or fair value		0		0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		0		0
Loans covered under loss-sharing agreements with the FDIC		0		0
Less - Unearned income		0		0
Allowance for loan losses		0		0
Total loans held-in-portfolio, net		0		0
FDIC loss-share asset		0		0
Premises and equipment, net		0		0
Accrued income receivable		138		115
Mortgage servicing assets, at fair value		0		0
Other assets		25,146		23,596
Goodwill		0		0
Other intangible assets		0		0
Total assets		1,861,757		1,842,246
Deposits:
Non-interest bearing		0		0
Interest bearing		0		0
Total deposits		0		0
Federal funds purchased and assets sold under agreements to repurchase		0		0
Other short-term borrowings		0		0
Notes payable		148,512		148,483
Other liabilities		6,034		6,659
Liabilities from discontinued operations				0
Total liabilities		154,546		155,142
Stockholders' equity:
Preferred stock		0		0
Common stock		2		2
Surplus		4,111,207		4,111,208
Retained Earnings (Accumulated Deficit)		(2,382,049)		(2,416,251)
Treasury stock		0		0
Accumulated other comprehensive (loss) income, net of tax		(21,949)		(7,855)
Total stockholders' equity		1,707,211		1,687,104
Total liabilities and stockholders' equity		1,861,757		1,842,246
PNA Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		0		0
PNA Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned		0		0
All other subsidiaries and eliminations
Assets
Cash And Due From Banks		362,101		363,620
Money market investments		2,891,670		2,179,887
Trading account securities, at fair value		57,297		69,639
Investment securities available-for-sale, at fair value		8,209,806		6,062,776
Investment securities held-to-maturity, at amortized cost		98,101		100,903
Other investment securities, at lower of cost or realizable value		153,476		157,906
Investment in subsidiaries		0		0
Loans held-for-sale, at lower of cost or fair value		88,821		137,000
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		22,894,030		22,452,637
Loans covered under loss-sharing agreements with the FDIC		572,878		646,115
Less - Unearned income		121,425		107,698
Allowance for loan losses		540,649		537,108
Total loans held-in-portfolio, net		22,804,834		22,453,946
FDIC loss-share asset		69,334		310,221
Premises and equipment, net		540,914		499,788
Accrued income receivable		137,882		124,070
Mortgage servicing assets, at fair value		196,889		211,405
Other assets		2,073,562		2,132,616
Goodwill		627,294		626,388
Other intangible assets		44,497		57,555
Total assets		38,568,970		35,679,104
Deposits:
Non-interest bearing		7,028,524		6,426,359
Interest bearing		23,782,844		21,094,138
Total deposits		30,811,368		27,520,497
Federal funds purchased and assets sold under agreements to repurchase		479,425		762,145
Other short-term borrowings		1,200		1,200
Notes payable		690,740		780,509
Other liabilities		865,861		971,429
Liabilities from discontinued operations				1,815
Total liabilities		32,848,594		30,037,595
Stockholders' equity:
Preferred stock		0		0
Common stock		56,307		56,307
Surplus		5,717,066		5,712,635
Retained Earnings (Accumulated Deficit)		264,944		128,459
Treasury stock		0		0
Accumulated other comprehensive (loss) income, net of tax		(317,941)		(255,892)
Total stockholders' equity		5,720,376		5,641,509
Total liabilities and stockholders' equity		38,568,970		35,679,104
All other subsidiaries and eliminations | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		180,364		154,699
All other subsidiaries and eliminations | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned		$ 32,128		$ 36,685

[1]
Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

[2]
Includes $2.4 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $1.5 billion serve as collateral for public funds.

[3]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[4]	Includes $57.2 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[5]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[6]	Includes $386 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[7]	Refer to Note 25 to the consolidated financial statements for information on the statutory trusts.